Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Other Non-Current Assets

	2019 £m	2018 £m
Amounts receivable under insurance contracts	743	675
Pension schemes in surplus	127	760
Other receivables	150	141

	1,020	1,576